EARNINGS PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Antidilutive securities	13.3	4.5
Share options
Earnings per share [line items]
Antidilutive securities	7.1	2.4
Full value awards
Earnings per share [line items]
Antidilutive securities	5.2	0.0
Contingently issuable shares
Earnings per share [line items]
Antidilutive securities	1.0	2.1